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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09064
                                     ---------

                       Cadre Institutional Investors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 905 Marconi Avenue, Ronkonkoma, New York 11779
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 905 Marconi Avenue, Ronkonkoma, New York 11779
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (631) 467-0200
                                                    --------------

Date of fiscal year end:  9/30/04
                          -------

Date of reporting period:  Quarter ended 12/31/04
                           ----------------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

The Cadre Institutional Investors Trust (the "Trust") is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The Cadre SweepCash Fund - U.S. Government Series and Cadre SweepCash Fund - Money Market Series have not yet commenced operations.

The Cadre Liquid Asset Fund - Money Market Series, the Cadre Affinity Fund - Money Market Series and the Cadre Reserve Fund - Money Market Series (collectively the "Money Market Feeder Funds") invest all of their investable assets in the Money Market Portfolio (the "Money Market Master Portfolio"). The Money Market Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Money Market Feeder Funds. The value of the Money Market Feeder Funds' investments in the Money Market Master Portfolio reflects each Fund's proportionate interest in the net assets of the Money Market Master Portfolio.

The Cadre Liquid Asset Fund - U.S. Government Series, the Cadre Affinity Fund - U.S. Government Series and the Cadre Reserve Fund - U.S. Government Series (collectively the "U.S. Government Feeder Funds") invest all of their investable assets in the U.S. Government Money Market Portfolio (the "U.S. Government Master Portfolio"). The U.S. Government Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the U.S. Government Feeder Funds. The value of the U.S. Government Feeder Funds' investments in the U.S. Government Master Portfolio reflects each Fund's proportionate interest in the net assets of the U.S. Government Master Portfolio.

As the Money Market Feeder Funds and U.S. Government Feeder Funds invest all of their investable assets in the Money Market Master Portfolio and U.S. Government Master Portfolio, respectively, the Schedule of Investments for the Money Market Feeder Funds and U.S. Government Feeder Funds has been excluded from this filing. The Schedule of Investments of the Money Market Master Portfolio and U.S. Government Master Portfolio as of December 31, 2004 are as follows:

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio
Schedule of Investments (Unaudited)
December 31, 2004

       Face
      Amount                                                                                            Value
       (000)                                                                                            (000)
-------------------------------------------------------------------------------------------------------------------
                     BANKERS' ACCEPTANCES (2.71%)
-------------------------------------------------------------------------------------------------------------------
                      Bank of America
        $42,200,000       2.32%      1/10/05 ...................................................     $   42,175,524
-------------------------------------------------------------------------------------------------------------------
         42,200,000  Total Bankers' Acceptances (Amortized Cost $42,175,524)                             42,175,524
-------------------------------------------------------------------------------------------------------------------
                     ASSET-BACKED COMMERCIAL PAPER (13.78%)
-------------------------------------------------------------------------------------------------------------------
                     Edison Asset Securitization
         70,000,000       2.33%      1/14/05 ...................................................         69,941,103
                     Sheffield Receivable Corp.
         30,000,000       2.35%      1/20/05 ...................................................         29,962,950
         45,000,000       2.35%      1/21/05 ...................................................         44,941,500
                     Yorktown Capital LLC
         20,000,000       2.35%      1/18/05 ...................................................         19,977,900
         50,000,000       2.35%      1/21/05 ...................................................         49,935,000
-------------------------------------------------------------------------------------------------------------------
        215,000,000  Total Asset-Backed Commercial Paper (Amortized Cost $214,758,453)                  214,758,453
-------------------------------------------------------------------------------------------------------------------
                     COMMERCIAL PAPER (22.41%)
-------------------------------------------------------------------------------------------------------------------
                     Deutsche Bank
         20,000,000       2.33%      1/18/05 ...................................................         19,978,089
         40,000,000       2.33%      1/24/05 ...................................................         39,940,711
                     Dexia Delaware LLC
         20,000,000       2.34%      1/18/05 ...................................................         19,977,994
         50,000,000       2.34%      1/20/05 ...................................................         49,938,514
                     General Electric Capital Corporation
         65,000,000       2.30%      1/18/05 ...................................................         64,929,568
                     Goldman Sachs
         75,000,000       2.33%      1/18/05 ...................................................         74,917,479
                     Greyhawk Funding
         14,500,000       2.34%      1/19/05 ...................................................         14,483,035
                     Morgan Stanley
         65,000,000      *2.37%      1/28/05 ...................................................         65,000,000
-------------------------------------------------------------------------------------------------------------------
        349,500,000  Total Commercial Paper (Amortized Cost  $349,165,390)                              349,165,390
-------------------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT & AGENCY OBLIGATIONS (60.05%)
-------------------------------------------------------------------------------------------------------------------
                     Federal Home Loan Bank Discount Notes
         55,000,000       2.26%      1/19/05 ...................................................         54,937,850
         10,000,000       1.91%      5/20/05 ...................................................          9,927,796
                     Federal Home Loan Bank Notes (Callable)
         10,000,000       1.45%       4/1/05 ...................................................          9,998,720
          7,800,000       1.30%      4/11/05 ...................................................          7,800,000
         13,500,000       1.31%      4/22/05 ...................................................         13,500,000
          8,000,000       1.37%      4/27/05 ...................................................          7,998,311
         20,000,000       1.35%      4/29/05 ...................................................         20,000,000
         25,000,000       2.08%      6/22/05 ...................................................         25,000,000
                     Federal Home Loan Mortgage Corporation Discount Notes
         50,000,000       2.21%      1/25/05 ...................................................         49,926,667
          9,000,000       1.24%      2/23/05 ...................................................          8,983,835
         55,000,000       2.20%      8/23/05 ...................................................         54,230,562
         37,000,000       2.37%     10/18/05 ...................................................         36,311,492
         10,000,000       2.81%     11/15/05 ...................................................          9,759,027
                     Federal Home Loan Mortgage Corporation Notes
          5,000,000       1.27%      2/15/05 ...................................................          5,015,795
                     Federal National Mortgage Association Discount Notes
         25,000,000       1.20%       1/3/05 ...................................................         24,998,347
         36,700,000       2.28%      1/19/05 ...................................................         36,658,162
         48,750,000       1.24%       2/4/05 ...................................................         48,693,828
          2,980,000       2.41%      4/20/05 ...................................................          2,958,435
         15,000,000       2.19%      8/19/05 ...................................................         14,794,917
         27,025,000       2.37%      9/16/05 ...................................................         26,576,125
         15,000,000       2.45%     10/14/05 ...................................................         14,714,795
                     Federal National Mortgage Association Mortgage-Backed Security Discount Notes
         30,000,000       1.20%       1/3/05 ...................................................         29,996,767
         28,570,000       1.95%       1/3/05 ...................................................         28,566,921
         33,317,100       2.11%       2/1/05 ...................................................         33,256,995
         40,000,000       2.38%       3/1/05 ...................................................         39,844,633
         26,601,960       2.36%       3/1/05 ...................................................         26,499,505
         35,000,000       2.56%       4/1/05 ...................................................         34,782,261
         50,000,000       2.57%       4/1/05 ...................................................         49,688,333
         19,959,589       2.85%       9/1/05 ...................................................         19,583,700
                     Federal National Mortgage Association Notes
         44,000,000       2.45%      2/14/05 ...................................................         43,951,600
          4,000,000       1.27%      2/15/05 ...................................................          4,028,413
         50,000,000     * 2.27%       5/3/05 ...................................................         49,994,478
         50,000,000     * 2.25%      7/14/05 ...................................................         49,993,968
                     Federal National Mortgage Association Notes (Callable)
         10,000,000       1.40%      3/29/05 ...................................................         10,000,000
          5,000,000       1.30%      4/19/05 ...................................................          5,000,000
          3,000,000       1.27%      4/25/05 ...................................................          3,000,000
         25,000,000       1.65%      5/16/05 ...................................................         25,000,000
-------------------------------------------------------------------------------------------------------------------
        940,203,649  Total U.S. Government and Agency Obligations (Amortized Cost $935,972,238)         935,972,238
-------------------------------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENTS (6.42%)
-------------------------------------------------------------------------------------------------------------------
                     Goldman Sachs
        100,000,000       2.28%       1/6/05 ...................................................        100,000,000
                            (Dated 12/31/04, repurchase price $100,038,000,
                            Collateralized by Government National Mortgage
                            Association pool certificates, 5.5% to 8.0%, maturing
                            3/15/32 to 12/20/34, market value $102,612,608)
-------------------------------------------------------------------------------------------------------------------
        100,000,000  Total Repurchase Agreements (Amortized Cost $100,000,000)                          100,000,000
-------------------------------------------------------------------------------------------------------------------
     $1,646,903,649  TOTAL INVESTMENTS (105.37%) (Amortized Cost $1,642,071,605)                      1,642,071,605
-------------------------------------------------------------------------------------------------------------------
                     OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-5.37%)                               (83,689,146)**
                     ----------------------------------------------------------------------------------------------
                     NET ASSETS (100.00%)                                                            $1,558,382,459
===================================================================================================================

* Variable interest rate, subject to periodic change. Rates shown are those which were in effect on the reporting date.

** Includes an $84,470,594 liability for securities purchased and not yet settled.


Cadre Institutional Investors Trust
-------------------------------------------------------------------------------------------------------------------

   U.S. Government Money Market Portfolio
   Schedule of Investments (Unaudited)
   December 31, 2004

       Face
      Amount                                                                                            Value
       (000)                                                                                            (000)
-------------------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT & AGENCY OBLIGATIONS (96.50%)
-------------------------------------------------------------------------------------------------------------------
                     Federal Home Loan Bank Discount Notes
         14,357,000       2.27%      1/19/05 ......................................................    $ 14,340,705
         16,097,000       2.26%      1/21/05 ......................................................      16,076,789
         20,000,000       2.24%      1/26/05 ......................................................      19,968,889
                     Federal Home Loan Bank Notes (Callable)
          3,220,000       1.39%      3/30/05 ......................................................       3,220,244
          2,500,000       1.45%       4/1/05 ......................................................       2,499,680
          4,575,000       1.30%      4/11/05 ......................................................       4,575,000
          5,000,000       2.37%      8/17/05 ......................................................       5,000,000
                     Federal Home Loan Mortgage Corporation Discount Notes
          9,730,000       2.28%      1/31/05 ......................................................       9,711,594
         22,875,000       2.28%       2/1/05 ......................................................      22,830,286
          4,750,000       1.24%      2/23/05 ......................................................       4,741,468
          2,485,000       1.38%       4/5/05 ......................................................       2,476,144
          3,000,000       2.34%      7/26/05 ......................................................       2,960,689
          2,500,000       2.15%      8/23/05 ......................................................       2,465,794
          3,000,000       2.37%     10/18/05 ......................................................       2,944,175
                     Federal Home Loan Mortgage Corporation Notes
         20,000,000       2.39%      1/15/05 ......................................................      20,033,696
                     Federal National Mortgage Association Discount Notes
          4,000,000       1.24%       2/4/05 ......................................................       3,995,390
          5,790,000       1.95%      5/18/05 ......................................................       5,747,694
         10,000,000       2.46%     10/14/05 ......................................................       9,809,333
                     Federal National Mortgage Association Mortgage-Backed Security Discount Notes
         18,482,500       1.95%       1/3/05 ......................................................      18,480,508
         12,507,000       2.55%       4/1/05 ......................................................      12,429,651
          6,500,000       2.55%       4/1/05 ......................................................       6,459,801
          5,000,000       2.85%       9/1/05 ......................................................       4,905,837
                     Federal National Mortgage Association Notes
         20,000,000     * 2.27%       5/3/05 ......................................................      19,997,791
         20,000,000     * 2.25%      7/14/05 ......................................................      19,997,586
                     Federal National Mortgage Association Notes (Callable)
          3,500,000       1.40%      3/29/05 ......................................................       3,500,000
          2,500,000       1.65%      5/16/05 ......................................................       2,500,000
          5,000,000       2.10%      5/27/05 ......................................................       4,993,985
-------------------------------------------------------------------------------------------------------------------
        247,368,500  Total U.S. Government and Agency Obligations (Amortized Cost $246,662,729)         246,662,729
-------------------------------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENTS (10.58%)
-------------------------------------------------------------------------------------------------------------------
                     Goldman Sachs
         27,055,000       2.24%       1/3/05 ......................................................      27,055,000
                            (Dated 12/31/04, repurchase price $27,060,050, Collateralized by U.S.
                            Treasury securities, 0%, maturing 2/15/27 to 8/15/26; Federal Home Loan
                            Bank certificates, 1.5% to 5.25%, maturing 4/15/05 to 10/19/05; and
                            Federal National Mortgage Association certificates,
                            0%, maturing 5/3/04 to 2/28/05, market value $27,657,658)
-------------------------------------------------------------------------------------------------------------------
         27,055,000  Total Repurchase Agreements (Amortized Cost $27,055,000)                            27,055,000
-------------------------------------------------------------------------------------------------------------------
       $274,423,500  TOTAL INVESTMENTS (107.08%) (Amortized Cost $273,717,729)                          273,717,729
-------------------------------------------------------------------------------------------------------------------
                     OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-7.08%)                               (18,088,881)**
                     ----------------------------------------------------------------------------------------------
                     NET ASSETS (100.00%)                                                              $255,628,848
===================================================================================================================

* Variable interest rate, subject to periodic change. Rates shown are those which were in effect on the reporting date.

** Includes an $18,889,452 liability for securities purchased and not yet settled.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL (AS DEFINED IN RULE 3a-3(d) UNDER THE 1940 ACT) OVER FINANCIAL REPORTING THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


Item 3. Exhibits.

(a) CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust
             -----------------------------------

By (Signature and Title)* /s/ Martin P. Margolis
                          -----------------------------
                          Martin P. Margolis, President
Date  3/1/2005
      --------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Martin P. Margolis
                          --------------------------------
                              Martin P. Margolis, President

Date  3/1/2005
      --------

By (Signature and Title)* /s/ Debra J. Goodnight
                          ---------------------------------
                              Debra J. Goodnight, Treasurer

Date  3/1/2005
      --------


* Print the name and title of each signing officer under his or her signature.